Related Parties Balances and Transactions - Schedule of Related Party Balances (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Amounts due from related parties:
Amounts due from related parties		¥ 9,973		¥ 36,192
Amounts due to related parties:
Amounts due to related parties		78,851	$ 10,803	4,359
Guangdong Advertising Co., Ltd. [Member]
Amounts due from related parties:
Amounts due from related parties	[1]	8,507		285
Amounts due to related parties:
Amounts due to related parties	[2]			1,499
Guangdong Marketing Advertising Group [Member]
Amounts due from related parties:
Amounts due from related parties	[1]			33,517
Youxiang Group [Member]
Amounts due from related parties:
Amounts due from related parties	[3]			2,166
Amounts due to related parties:
Amounts due to related parties	[4]	1,345		443
Ucommune Venture Group [Member]
Amounts due from related parties:
Amounts due from related parties	[5]	1,466
Amounts due to related parties:
Amounts due to related parties	[5]	75,669
Others [Member]
Amounts due from related parties:
Amounts due from related parties	[6]			224
Amounts due to related parties:
Amounts due to related parties	[7]	¥ 1,837		¥ 2,417

[1]	Amounts due from Guangdong Advertising Co., Ltd. and Guangdong Marketing Advertising Group are marketing service fee receivable and prepayment, the age of the balances was within six months.
[2]	Amounts due to Guangdong Advertising Co., Ltd. are accounts payable for advertisement distribution services.
[3]	Amounts due from Youxiang Group are rental deposits.
[4]	Amounts due to Youxiang Group are accrued lease expenses and property management expenses.
[5]	Amounts due from and amounts due to Ucommune Venture Group are loans between the Group and the Ucommune Venture Group.
[6]	Amounts due from others are operating management fees and operating management fees and prepaid marketing service fee.
[7]	Amounts due to others are loan received from Dr. Daqing Mao and investment principal due to an entity under control of Angela Bai.